Related Party Transactions - Related Party Transactions with Other Related Parties Footnotes (Details) - USD ($) $ in Thousands			9 Months Ended
		Sep. 04, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Related Party Transaction [Line Items]
Due from (to) related party			$ 4,255		$ 2,000
Trade accounts receivable	[1],[2]		5,064		4,474
OneLNG
Related Party Transaction [Line Items]
Agreement to contribute additional aggregate funding			250,000
Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues	[3]		10,494	$ 0
Voyage and charterhire expenses	[3]		6,425	$ 0
Golar Wilhelmsen
Related Party Transaction [Line Items]
Ownership percentage acquired		40.00%
Percentage shareholders' ownership after transaction		100.00%
Percentage shareholders' ownership before transaction		60.00%
The Cool Pool
Related Party Transaction [Line Items]
Due from (to) related party			4,601		2,000
The Cool Pool | Collaborative Arrangement
Related Party Transaction [Line Items]
Time and voyage charter revenues			10,500
Voyage and charterhire expenses			6,400
Magni Partners
Related Party Transaction [Line Items]
Due from (to) related party			(346)		$ 0
Magni Partners | Recharge for Advisory Services
Related Party Transaction [Line Items]
Due to related party			3,900
Magni Partners | Recharge for Disposal of Golar Power
Related Party Transaction [Line Items]
Due to related party			3,000
Magni Partners | Recharge for Board Member Travel
Related Party Transaction [Line Items]
Due to related party			100
Magni Partners | Recharge for Other Travel and Out of Pocket Expenses
Related Party Transaction [Line Items]
Due to related party			$ 300

[1]	This includes amounts arising from transactions with related parties (see note 17).
[2]	Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, which commenced in October 2015, amounting to $4.6 million as of September 30, 2016 (December 31, 2015: $2.0 million).
[3]	This includes amounts arising from transactions with related parties (see note 17).